Cover	Jan. 29, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period	Jan. 29, 2026
Entity File Number	333-268561
Registrant Name	IMA Tech
Entity Central Index Key	0001980295
Entity Tax Identification Number	98-1626237
Entity Address, Address Line One	Room 302, Building 24, Lane 977
Entity Address, Address Line Two	Jufeng Road, Pudong New Area,
city	Shanghai
country	CN
Entity Address, Postal Zip Code	200120
area code	86
Local Phone Number	18621500863
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false